As filed with the Securities and Exchange Commission on September 28, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  October 31, 2012

Date of reporting period:  July 31, 2012

Item 1. Schedules of Investments.

Fort Pitt Capital Total Return Fund
SCHEDULE OF INVESTMENTS
at July 31, 2012 (Unaudited)

COMMON STOCKS - 83.13%	Shares	Value
Apparel Manufacturing - 2.60%
VF Corp.	6,800	$1,015,240

Broadcasting (except Internet) - 5.03%
Comcast Corp. - Class A	60,400	1,966,020

Chemical Manufacturing - 4.65%
Allergan, Inc.	12,900	1,058,703
Pfizer, Inc.	31,595	759,544
		1,818,247

Computer and Electronic Product Manufacturing - 4.93%
Dell, Inc. *	18,000	213,840
SanDisk Corp. *	28,350	1,166,036
Texas Instruments, Inc.	20,000	544,800
		1,924,676

Credit Intermediation and Related Activities - 5.42%
Bank of New York Mellon Corp.	16,300	346,864
F.N.B. Corp.	48,700	529,856
PNC Financial Services Group, Inc.	21,000	1,241,100
		2,117,820

Fabricated Metal Product Manufacturing - 1.11%
Parker Hannifin Corp.	5,400	433,728

Furniture and Related Product Manufacturing - 0.60%
Tempur-Pedic International, Inc. *	8,200	233,618

Insurance Carriers and Related Activities - 7.00%
Arthur J. Gallagher & Co.	30,000	1,064,400
Erie Indemnity Co. - Class A	6,800	484,772
Loews Corp.	30,000	1,187,700
		2,736,872

Machinery Manufacturing - 4.46%
General Electric Co.	61,400	1,274,050
Joy Global, Inc.	9,000	467,460
		1,741,510

Miscellaneous Manufacturing - 5.08%
Medtronic, Inc.	22,900	902,718
Rockwell Automation, Inc.	16,050	1,081,128
		1,983,846

Paper Manufacturing - 2.39%
Kimberly-Clark Corp.	10,750	934,282

Petroleum and Coal Products Manufacturing - 3.08%
BP PLC - ADR	30,200	1,204,980

Primary Metal Manufacturing - 1.12%
Alcoa, Inc.	7,000	59,290
Matthews International Corp. - Class A	13,000	377,000
		436,290

Professional, Scientific, & Technical Services - 2.39%
Amgen, Inc.	11,300	933,380

Publishing Industries (except Internet) - 8.40%
CA, Inc.	49,100	1,181,837
Microsoft Corp.	40,600	1,196,482
OPNET Technologies, Inc.	34,200	904,248
		3,282,567

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.29%
The Charles Schwab Corp.	40,000	505,200

Telecommunications - 12.44%
AT&T, Inc.	55,000	2,085,600
Consolidated Communications Holdings, Inc.	33,185	526,314
Verizon Communications, Inc.	32,600	1,471,564
Windstream Corp.	78,000	776,880
		4,860,358

Transportation Equipment Manufacturing - 6.61%
The Boeing Co.	16,350	1,208,429
Honeywell International, Inc.	23,650	1,372,882
		2,581,311

Utilities - 4.53%
FirstEnergy Corp.	26,200	1,315,764
Kinder Morgan, Inc.	12,693	454,536
		1,770,300
Total Common Stocks (Cost $26,031,079)		32,480,245

EXCHANGE-TRADED FUNDS - 3.96%
iShares iBoxx $ Investment Grade Corporate Bond Fund	8,300	1,006,624
iShares MSCI Japan Index Fund	60,000	539,400
Total Exchange-Traded Funds (Cost $1,542,549)		1,546,024

WARRANTS - 0.14%
Utilities - 0.14%
Kinder Morgan, Inc. * - expires 5/25/17	19,200	56,640
Total Warrants (Cost $8,408)		56,640

SHORT-TERM INVESTMENTS - 12.70%
Money Market Funds - 3.75%
Invesco STIC - Liquid Assets Portfolio - Institutional Class, 0.16% †	1,463,572	1,463,572

U.S. Treasury Bills - 8.95%	Principal Amount
United States Treasury Bill, 0.13%, due 12/27/12 +	$3,500,000	3,498,166
Total Short-Term Investments (Cost $4,962,818)		4,961,738

Total Investments (Cost $32,544,854) - 99.93%		39,044,647
Other Assets in Excess of Liabilities - 0.07%		26,882
Net Assets - 100.00%		$39,071,529

* Non-income producing security.
† Rate shown is the 7-day yield at July 31, 2012.
+ Rate shown is the discount rate at July 31, 2012.
ADR - American Depository Receipt

Fort Pitt Capital Total Return Fund
Notes to Schedule of Investments
July 31, 2012 (Unaudited)

Note 1 – Securities Valuation

The Fort Pitt Capital Total Return Fund’s (the “Fund”) investments in securities are carried at their fair value. Equity securities, including common stocks, exchange-traded funds and warrants, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks
Finance and Insurance	$5,359,892	$-	$-	$5,359,892
Information	10,108,945	-	-	10,108,945
Manufacturing	14,307,728	-	-	14,307,728
Professional, Scientific, and Technical Services	933,380	-	-	933,380
Utilities	1,770,300	-	-	1,770,300
Total Common Stocks	32,480,245	-	-	32,480,245
Exchange-Traded Funds	1,546,024	-	-	1,546,024
Warrants
Utilities	56,640	-	-	56,640
Total Warrants	56,640	-	-	56,640
Short-Term Investments
Money Market Funds	1,463,572	-	-	1,463,572
U.S. Treasury Bills	-	3,498,166	-	3,498,166
Total Short-Term Investments	1,463,572	3,498,166	-	4,961,738
Total Investments	$35,546,481	$3,498,166	$-	$39,044,647

Refer to the Fund’s Schedule of Investments for a detailed break-out of securities.  Transfers between levels are recognized at July 31, 2012, the end of the reporting period.  The Fund recognized no significant transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Fund during the period ended July 31, 2012.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at July 31, 2012 was as follows*:

Cost of investments	$32,555,661

Gross unrealized appreciation	$9,031,652
Gross unrealized depreciation	(2,542,666)
Net unrealized appreciation	$6,488,986

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
  Douglas G. Hess, President

Date 9/27/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date 9/27/2012

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date 9/27/2012

* Print the name and title of each signing officer under his or her signature.